Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin California Tax Free Income Fund
Entity Central Index Key	0000225375
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FTFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$38	0.75%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 13,332,749,908
Holdings Count | $ / shares	1,090	[2]
Investment Company Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$31	0.60%
[3]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 13,332,749,908
Holdings Count | $ / shares	1,090	[4]
Investment Company Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$59	1.15%
[5]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 13,332,749,908
Holdings Count | $ / shares	1,090	[6]
Investment Company Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$24	0.47%
[7]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 13,332,749,908
Holdings Count | $ / shares	1,090	[8]
Investment Company Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$26	0.50%
[9]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 13,332,749,908
Holdings Count | $ / shares	1,090	[10]
Investment Company Portfolio Turnover	2.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$13,332,749,908
Total Number of Portfolio Holdings*	1,090
Portfolio Turnover Rate	2.39%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.